Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories.
Schedule of Inventory

	2021	2020
	US$'000	US$'000
Finished goods	118,080	100,711
Raw materials in progress and industrial supplies	110,965	99,259
Other inventories	42,815	46,274
Advances to suppliers	17,937	305
Total	289,797	246,549